Employment benefit plan - Defined Benefit Plan (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Unfunded liability
Current	₨ 24,869	₨ 13,687
Non-current	75,510	65,487
Unfunded liability recognized in statement of financial position	100,379	79,174
Funded asset
Funded asset	6,339	7,835
Prepayment and other assets - Non-Current
Funded asset
Funded asset	6,339	7,835
Present value of obligation
Present value of obligation and assets
Beginning of the year	115,708	70,951
Interest cost		22,589
Current service cost	6,977	4,715
Past service cost		8,683
Actuarial loss on obligation - economic assumptions	489	(1,792)
Actuarial loss on obligation - demographic assumptions	4,506	6,139
Employer contributions	20,166	14,633
Benefits paid	(20,216)	(10,210)
End of the year	127,630	115,708
Fair value of plan assets
Present value of obligation and assets
Beginning of the year	36,534	8,517
Acquired through business combination		27,578
Employer contributions	2,270	1,612
Benefits paid	(4,752)	(2,014)
Divestiture	(8,588)
Earnings on assets	2,568	1,442
Actuarial loss on plan assets	(781)	(601)
End of the year	₨ 27,251	₨ 36,534